Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue From Contract With Customer [Abstract]
Schedule of Net Revenues

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Sales of product
- IoT @ Home portfolio	1,151,095	2,522,189	3,671,717
- Home water solutions	930,178	1,065,166	883,325
- Consumables	141,940	265,844	382,896
- Small appliances and other products	323,381	741,290	792,965
Total of sales of products	2,546,594	4,594,489	5,730,903
Rendering of services	14,635	53,024	94,721
Total	2,561,229	4,647,513	5,825,624